Financial assets at FVTOCI - Details of financial assets at FVTOCI (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Debt securities	₩ 42,922,671		₩ 36,694,111
Equity securities	875,074		1,197,384
Total	43,797,745	$ 29,633,116	37,891,495
Korean treasury and government agencies
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Debt securities	7,787,052		5,728,241
Financial institutions
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Debt securities	25,339,937		20,885,924
Corporates
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Debt securities	3,032,609		3,994,432
Bond denominated in foreign currencies
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Debt securities	6,763,073		5,493,295
Securities Loaned
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Debt securities	0		592,219
Debt Securities
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Debt securities	42,922,671		36,694,111
Equity securities
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Equity securities	₩ 875,074		₩ 1,197,384